UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22369

Western Asset Mortgage Defined Opportunity Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888)777-0102

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

FORM N-Q

SEPTEMBER 30, 2015

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 94.8%
ABFS Mortgage Loan Trust, 2002-3 M1	5.902%	9/15/33	1,241,597	$986,754
Accredited Mortgage Loan Trust, 2003-3 A1	5.210%	1/25/34	1,145,758	1,118,864
Adjustable Rate Mortgage Trust, 2005-05 1A1	2.512%	9/25/35	304,136	237,087	(a)(b)
Adjustable Rate Mortgage Trust, 2005-07 2A21	2.574%	10/25/35	1,014,032	933,191	(a)(b)
Adjustable Rate Mortgage Trust, 2005-10 1A21	2.785%	1/25/36	371,284	323,647	(a)(b)
Adjustable Rate Mortgage Trust, 2005-12 5A1	0.444%	3/25/36	402,679	254,112	(a)(b)
AFC Home Equity Loan Trust, 2003-3 1A	0.944%	10/25/30	1,768,469	1,609,110	(a)(c)
American Home Mortgage Assets, 2005-2 2A1A	2.743%	1/25/36	1,487,479	1,053,398	(a)(b)
American Home Mortgage Assets, 2006-4 1A12	0.404%	10/25/46	2,565,129	1,723,936	(a)(b)
American Home Mortgage Investment Trust, 2005-1 6A	2.535%	6/25/45	109,545	107,774	(a)(b)
American Home Mortgage Investment Trust, 2005-SD1 1A1	0.644%	9/25/35	306,785	238,833	(a)(b)(c)
American Home Mortgage Investment Trust, 2007-2 2A	0.994%	3/25/47	13,108,636	1,564,483	(a)
American Home Mortgage Investment Trust, 2007-A 4A	1.091%	7/25/46	2,354,800	858,837	(a)(b)(c)
Ameriquest Mortgage Securities Inc., 2002-4 M3	5.444%	2/25/33	1,891,054	1,586,598	(a)
Ameriquest Mortgage Securities Inc., 2002-D M1	3.944%	2/25/33	2,220,000	1,877,916	(a)
Argent Securities Inc., 2005-W5 A2D	0.514%	1/25/36	4,324,534	3,359,017	(a)
Argent Securities Inc., 2006-M2 A2C	0.344%	9/25/36	2,522,731	994,236	(a)
Argent Securities Inc., 2006-M2 A2D	0.434%	9/25/36	665,823	265,297	(a)
Argent Securities Inc., 2006-M3 A2C	0.354%	10/25/36	4,106,498	1,781,967	(a)
Asset-Backed Funding Certificates, 2005-HE1 M2	0.854%	3/25/35	2,730,567	2,183,976	(a)
Banc of America Alternative Loan Trust, 2005-9 1CB5, IO	4.906%	10/25/35	6,032,154	852,702	(a)
Banc of America Funding Corp., 2004-B 6A1	2.185%	12/20/34	529,410	375,056	(a)(b)
Banc of America Funding Corp., 2004-C 3A1	2.825%	12/20/34	790,471	738,022	(a)(b)
Banc of America Funding Corp., 2006-D 2A1	2.944%	5/20/36	114,439	102,698	(a)(b)
Banc of America Funding Corp., 2006-D 6A1	4.670%	5/20/36	1,538,498	1,311,528	(a)(b)
Banc of America Funding Corp., 2006-F 1A1	2.702%	7/20/36	688,437	676,470	(a)(b)
Banc of America Funding Corp., 2006-H 3A1	2.871%	9/20/46	145,819	117,922	(a)(b)
Banc of America Funding Corp., 2014-R5 1A2	2.030%	9/26/45	3,750,000	2,377,553	(a)(b)(c)
Banc of America Funding Corp., 2015-R4 4A3	19.292%	1/1/30	6,519,146	3,959,416	(a)(c)
Bayview Financial Acquisition Trust, 2007-A 2A	0.544%	5/28/37	1,584,189	1,192,973	(a)(b)
Bayview Financial Asset Trust, 2007-SR1A M1	0.994%	3/25/37	3,906,396	3,420,050	(a)(c)
Bayview Financial Asset Trust, 2007-SR1A M2	1.094%	3/25/37	4,755,882	4,056,767	(a)(c)
Bayview Financial Asset Trust, 2007-SR1A M3	1.344%	3/25/37	2,154,719	1,725,499	(a)(c)
Bayview Financial Asset Trust, 2007-SR1A M4	1.694%	3/25/37	930,094	699,338	(a)(c)
BCAP LLC Trust, 2009-RR4 8A2	2.992%	9/26/35	2,436,707	1,966,181	(a)(b)(c)
BCAP LLC Trust, 2010-RR06 4A13	2.992%	9/26/35	1,998,504	1,584,382	(a)(b)(c)
BCAP LLC Trust, 2010-RR6 1212	5.500%	2/26/35	1,932,768	1,936,738	(c)
Bear Stearns Alt-A Trust, 2005-9 25A1	2.515%	11/25/35	477,495	377,607	(a)(b)
Bear Stearns Alt-A Trust, 2006-2 23A1	2.947%	3/25/36	1,725,479	1,342,055	(a)(b)
Bear Stearns Asset-Backed Securities Trust, 2003-SD2 1A	3.717%	6/25/43	79,175	78,130	(a)
Bear Stearns Asset-Backed Securities Trust, 2004-BO1 M9B	4.194%	10/25/34	450,472	418,931	(a)
Bear Stearns Asset-Backed Securities Trust, 2005-CL1 A1	0.639%	9/25/34	133,900	124,020	(a)
Bear Stearns Mortgage Funding Trust, 2007-AR5 2A1	0.374%	6/25/37	2,147,210	1,839,849	(a)(b)
Centex Home Equity Loan Trust, 2004-D MV1	0.814%	9/25/34	1,294,433	1,178,320	(a)
Chase Mortgage Finance Corp., 2006-S3 2A1	5.500%	11/25/21	276,170	229,831	(b)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES - (continued)
Chaseflex Trust, 2005-2 3A3, IO	5.306%	6/25/35	13,947,028	$2,225,604	(a)
Chevy Chase Mortgage Funding Corp., 2006-2A A1	0.324%	4/25/47	252,613	196,701	(a)(b)(c)
Citicorp Mortgage Securities Inc., 2007-8 B1	5.944%	9/25/37	4,382,835	2,254,337	(a)(b)
Citigroup Mortgage Loan Trust Inc., 2004-HYB3 1A	2.718%	9/25/34	169,268	169,197	(a)(b)
Citigroup Mortgage Loan Trust Inc., 2004-UST1 A2	1.480%	8/25/34	84,309	82,782	(a)(b)
Citigroup Mortgage Loan Trust Inc., 2005-05	2.117%	8/25/35	286,548	236,138	(a)(b)
Citigroup Mortgage Loan Trust Inc., 2005-10 1A1A	2.723%	12/25/35	331,980	294,622	(a)(b)
Citigroup Mortgage Loan Trust Inc., 2006-AR5 2A1A	2.573%	7/25/36	499,967	323,814	(a)(b)
Citigroup Mortgage Loan Trust Inc., 2007-06 1A1A	2.241%	3/25/37	489,875	370,387	(a)(b)
Citigroup Mortgage Loan Trust Inc., 2007-AR8 1A1A	2.660%	8/25/47	493,320	429,854	(a)(b)
Citigroup Mortgage Loan Trust Inc., 2014-6 3A3	3.551%	11/25/35	3,751,228	2,155,081	(a)(b)(c)
Connecticut Avenue Securities, 2013-C01 M2	5.444%	10/25/23	1,260,000	1,333,090	(a)(b)
Connecticut Avenue Securities, 2014-C03 1M2	3.194%	7/25/24	3,750,000	3,396,227	(a)(b)
Countrywide Alternative Loan Trust, 2003-20CB M	5.585%	10/25/33	2,959,658	2,226,406	(a)
Countrywide Alternative Loan Trust, 2005-03CB 1A6, IO	6.956%	3/25/35	604,699	78,685	(a)
Countrywide Alternative Loan Trust, 2005-07CB 1A3, IO	6.406%	4/25/35	1,267,292	60,303	(a)
Countrywide Alternative Loan Trust, 2005-11CB 3A3, IO	4.806%	6/25/35	3,813,317	466,176	(a)
Countrywide Alternative Loan Trust, 2005-14 3A1	2.266%	5/25/35	384,954	269,455	(a)(b)
Countrywide Alternative Loan Trust, 2005-36 4A1	2.444%	8/25/35	1,005,085	920,624	(a)(b)
Countrywide Alternative Loan Trust, 2005-50CB 1A1	5.500%	11/25/35	516,930	503,250	(b)
Countrywide Alternative Loan Trust, 2005-J10 1A1	0.694%	10/25/35	212,291	168,057	(a)(b)
Countrywide Alternative Loan Trust, 2006-39CB 1A7, IO	5.206%	1/25/37	19,541,463	3,247,703	(a)
Countrywide Alternative Loan Trust, 2006-HY10 1A1	2.099%	5/25/36	756,782	603,254	(a)(b)
Countrywide Alternative Loan Trust, 2006-J8 A5	6.000%	2/25/37	155,550	121,401	(b)
Countrywide Alternative Loan Trust, 2007-23CB A4, IO	6.306%	9/25/37	10,608,799	3,005,171	(a)
Countrywide Alternative Loan Trust, 2007-3T1 2A1	6.000%	3/25/27	503,566	496,222	(b)
Countrywide Asset-Backed Certificates, 2006-S3 A2	6.085%	6/25/21	17,380	105,961	(b)
Countrywide Asset-Backed Certificates, 2006-S7 A3	5.712%	11/25/35	485,386	475,957	(a)(b)
Countrywide Asset-Backed Certificates, 2006-S9 A3	5.728%	8/25/36	176,287	176,893	(a)(b)
Countrywide Asset-Backed Certificates, 2006-SD3 A1	0.524%	7/25/36	1,630,214	1,361,822	(a)(c)
Countrywide Asset-Backed Certificates, 2007-8 M1	0.464%	11/25/37	4,253,772	991,031	(a)
Countrywide Asset-Backed Certificates, 2007-SE1 1A1	0.744%	5/25/47	1,050,891	704,106	(a)(c)
Countrywide Home Equity Loan Trust, 2004-B 1A	0.427%	2/15/29	1,337,735	1,173,427	(a)(b)
Countrywide Home Equity Loan Trust, 2004-L 2A	0.487%	2/15/34	93,958	81,347	(a)(b)
Countrywide Home Equity Loan Trust, 2005-E 2A	0.427%	11/15/35	175,030	152,521	(a)(b)
Countrywide Home Loans, 2004-16 1A3A	0.954%	9/25/34	1,298,195	1,187,915	(a)(b)
Countrywide Home Loans, 2005-11 3A3	2.423%	4/25/35	827,516	619,708	(a)(b)
Countrywide Home Loans, 2005-11 6A1	0.794%	3/25/35	71,321	64,587	(a)(b)
Countrywide Home Loans, 2005-18 A7	18.992%	10/25/35	38,072	51,612	(a)(b)
Countrywide Home Loans, 2005-HYB7 1A1	2.967%	11/20/35	1,056,434	897,746	(a)(b)
Countrywide Home Loans, 2005-HYB9 1A1	2.564%	2/20/36	270,553	233,353	(a)(b)
Countrywide Home Loans, 2005-R2 1AF2	0.534%	6/25/35	1,054,857	807,130	(a)(c)
Countrywide Home Loans, 2006-HYB4 3B	2.680%	6/20/36	1,412,300	1,211,536	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES - (continued)
Countrywide Home Loans, Mortgage Pass-Through Trust, 2005-R1 1AF1	0.554%	3/25/35	604,143	$542,809	(a)(c)
Countrywide Home Loans Mortgage Pass-Through Trust, 2004-23 A	2.428%	11/25/34	277,556	242,280	(a)(b)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-02 2A1	0.514%	3/25/35	169,800	150,147	(a)(b)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-09 1A1	0.494%	5/25/35	179,425	154,899	(a)(b)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-HY10 1A1	2.916%	2/20/36	316,427	270,548	(a)(b)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-HYB6 1A1	2.506%	10/20/35	1,200,608	1,014,406	(a)(b)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-R2 2A3	8.000%	6/25/35	133,965	142,111	(c)
Countrywide Home Loans Mortgage Pass-Through Trust, 2006-3 2A1	0.444%	3/25/36	648,607	563,885	(a)(b)
Credit Suisse First Boston Mortgage Securities Corp., 2005-10 03A3	5.500%	11/25/35	639,159	578,561	(b)
Credit Suisse Mortgage Capital Certificates, 2006-8 2A1	5.500%	10/25/21	817,580	791,830	(b)
Credit Suisse Mortgage Capital Certificates, 2009-05R 2A3	2.310%	7/26/49	3,882,099	3,127,353	(a)(b)(c)
Credit Suisse Mortgage Capital Certificates, 2009-15R 2A2	5.555%	10/26/36	4,748,792	3,490,395	(a)(b)(c)
Credit-Based Asset Servicing and Securitization LLC, 2003-RP1 M1	1.744%	3/25/33	2,163,429	2,077,653	(a)(c)
Credit-Based Asset Servicing and Securitization LLC, 2006-SL1 A3	0.414%	9/25/36	4,604,687	911,618	(a)(c)
Deutsche ALT-A Securities Inc. Mortgage Loan Trust, 2006-AR1 2A1	2.932%	2/25/36	349,838	285,971	(a)(b)
Deutsche Mortgage Securities Inc., 2006-PR1 2PO, PO	0.000%	4/15/36	74,541	65,521	(b)(c)
Deutsche Mortgage Securities Inc., 2006-PR1 4AS1, IO	8.819%	4/15/36	470,593	126,177	(a)(c)
Deutsche Mortgage Securities Inc., 2006-PR1 4AS2, IO	15.263%	4/15/36	449,670	204,454	(a)(c)
Deutsche Mortgage Securities Inc., 2006-PR1 5AS1, IO	10.752%	4/15/36	107,993	47,281	(a)(c)
Deutsche Mortgage Securities Inc., 2006-PR1 5AS3, IO	7.255%	4/15/36	397,364	131,859	(a)(c)
Downey Savings & Loan Association Mortgage Loan Trust, 2005-AR1 2A1B	0.536%	3/19/45	1,704,349	998,016	(a)(b)
Downey Savings & Loan Association Mortgage Loan Trust, 2005-AR2 2A1A	0.426%	3/19/45	456,398	412,744	(a)(b)
EMC Mortgage Loan Trust, 2002-AA A1	1.134%	5/25/39	124,951	120,088	(a)(c)
EMC Mortgage Loan Trust, 2006-A A1	0.649%	12/25/42	918,877	879,929	(a)(c)
Federal National Mortgage Association (FNMA), 2012-134, IO	5.956%	12/25/42	5,990,834	1,510,002	(a)(d)
First Horizon Alternative Mortgage Securities, 2005-AA6 3A1	2.198%	8/25/35	1,339,727	1,161,577	(a)(b)
First Horizon Alternative Mortgage Securities, 2006-FA6 2A1, PAC-11	6.250%	11/25/36	194,981	156,343	(b)
First Horizon Alternative Mortgage Securities, 2006-FA8 1A8	0.564%	2/25/37	415,929	227,594	(a)(b)
First Horizon Mortgage Pass-Through Trust, 2005-AR4 2A1	2.674%	10/25/35	729,568	641,086	(a)(b)
First Republic Mortgage Loan Trust, 2000-FRB2 A1	0.707%	11/15/30	255,658	230,696	(a)(b)
Government National Mortgage Association (GNMA), 2013-010 AI, IO	3.500%	1/20/43	3,396,852	644,400	(d)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES - (continued)
Greenpoint Mortgage Funding Trust, 2006-AR3 4A1	0.404%	4/25/36	3,882,024	$2,941,301	(a)(b)
GS Mortgage Securities Corp. II, 2000-1A A	0.916%	3/20/23	92,666	92,606	(a)(b)(c)
GSAA Home Equity Trust, 2005-11 2A2	0.514%	10/25/35	3,940,070	2,924,099	(a)(b)
GSAA Home Equity Trust, 2005-R1 1A2, IO	4.801%	4/25/35	4,042,242	493,962	(a)(c)
GSAMP Trust, 2004-SEA2 M2	1.444%	3/25/34	4,090,000	3,311,010	(a)
GSMPS Mortgage Loan Trust, 2001-2 A	7.500%	6/19/32	660,933	686,987	(a)(c)
GSMPS Mortgage Loan Trust, 2004-4 2A1	3.337%	6/25/34	267,522	253,199	(a)(c)
GSMPS Mortgage Loan Trust, 2005-LT1 A1	0.654%	2/25/35	159,073	150,237	(a)(b)(c)
GSMPS Mortgage Loan Trust, 2005-RP1 1A3	8.000%	1/25/35	159,170	169,602	(c)
GSMPS Mortgage Loan Trust, 2005-RP1 1A4	8.500%	1/25/35	106,623	116,174	(c)
GSMPS Mortgage Loan Trust, 2005-RP1 1AF	0.544%	1/25/35	318,823	270,412	(a)(b)(c)
GSMPS Mortgage Loan Trust, 2006-RP1 1A2	7.500%	1/25/36	599,844	632,447	(c)
GSMPS Mortgage Loan Trust, 2006-RP1 1A3	8.000%	1/25/36	106,008	114,054	(c)
GSR Mortgage Loan Trust, 2005-AR4 2A1	2.764%	7/25/35	432,543	395,283	(a)(b)
GSR Mortgage Loan Trust, 2005-AR5 1A1	2.790%	10/25/35	172,720	151,625	(a)(b)
GSR Mortgage Loan Trust, 2006-09F 5A2, IO	6.356%	10/25/36	721,348	123,627	(a)
GSR Mortgage Loan Trust, 2006-10F 4A2, IO	6.456%	1/25/37	1,625,694	455,279	(a)
GSRPM Mortgage Loan Trust, 2007-1 A	0.594%	10/25/46	2,182,521	1,829,767	(a)(c)
HarborView Mortgage Loan Trust, 2005-9 B5	1.216%	6/20/35	2,857,664	2,223,003	(a)
HarborView Mortgage Loan Trust, 2006-02	2.695%	2/25/36	59,965	50,414	(a)(b)
Home Equity Mortgage Trust, 2006-1 A3	0.694%	5/25/36	3,500,000	328,281	(a)
Homestar Mortgage Acceptance Corp., 2004-3 M3	1.794%	7/25/34	683,956	560,738	(a)(b)
Homestar Mortgage Acceptance Corp., 2004-6 M7	2.144%	1/25/35	1,132,859	924,305	(a)(b)
HSI Asset Loan Obligation Trust, 2007-AR1 4A1	4.784%	1/25/37	316,478	243,982	(a)(b)
Impac CMB Trust, 2004-8 1A	0.914%	10/25/34	590,705	505,157	(a)(b)
IMPAC Secured Assets Corp., 2007-1 A2	0.354%	3/25/37	700,615	562,797	(a)(b)
Indymac Home Equity Loan Asset-Backed Trust, 2001-A	0.714%	3/25/31	113,585	96,110	(a)
Indymac INDA Mortgage Loan Trust, 2005-AR2 1A1	2.823%	1/25/36	155,542	144,967	(a)(b)
Indymac INDB Mortgage Loan Trust, 2005-1 A1	0.494%	11/25/35	1,790,303	1,088,076	(a)
Indymac Index Mortgage Loan Trust, 2004-AR13 1A1	2.531%	1/25/35	128,419	121,209	(a)(b)
Indymac Index Mortgage Loan Trust, 2004-AR15 1A1	2.981%	2/25/35	186,797	165,201	(a)(b)
Indymac Index Mortgage Loan Trust, 2005-AR15 A2	2.575%	9/25/35	134,645	115,658	(a)(b)
Indymac Index Mortgage Loan Trust, 2006-AR07 5A1	2.763%	5/25/36	597,846	492,757	(a)(b)
Indymac Index Mortgage Loan Trust, 2006-AR09 3A3	4.214%	6/25/36	791,209	734,950	(a)(b)
Indymac Index Mortgage Loan Trust, 2006-AR11 1A1	2.951%	6/25/36	597,489	461,044	(a)(b)
Indymac Index Mortgage Loan Trust, 2006-AR25 4A3	2.775%	9/25/36	2,604,092	1,566,437	(a)(b)
Indymac Index Mortgage Loan Trust, 2007-AR05 2A1	2.764%	5/25/37	2,743,707	2,105,526	(a)(b)
Indymac Index Mortgage Loan Trust, 2007-AR07 2A1	2.288%	6/25/37	308,241	246,300	(a)(b)
Irwin Home Equity, 2005-C 1M4	6.750%	4/25/30	608,152	617,139
Jefferies & Co., 2009-R6 6A2	2.734%	10/26/35	2,981,788	2,625,885	(a)(b)(c)
JPMorgan Alternative Loan Trust, 2006-A4 A7	3.819%	9/25/36	1,022,880	689,198	(a)(b)
JPMorgan Alternative Loan Trust, 2006-S1 3A4	6.180%	3/25/36	1,263,721	908,276	(a)(b)
JPMorgan Alternative Loan Trust, 2007-A1 3A1	2.527%	3/25/37	762,315	601,740	(a)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES - (continued)
JPMorgan Mortgage Trust, 2005-S3 1A1	6.500%	1/25/36	1,360,414	$1,215,915	(b)
JPMorgan Mortgage Trust, 2007-S2 3A2	6.000%	6/25/37	180,695	181,647	(b)
JPMorgan Mortgage Trust, 2007-S2 3A3	6.500%	6/25/37	55,920	57,597	(b)
Lehman ABS Corp. Home Equity Loan Trust, 2004-2 A	0.634%	6/25/34	84,327	80,375	(a)
Lehman Mortgage Trust, 2006-3 1A7, IO	5.206%	7/25/36	10,210,502	2,398,998	(a)
Lehman Mortgage Trust, 2006-3 2A1	0.554%	7/25/36	4,119,581	1,338,992	(a)
Lehman Mortgage Trust, 2006-3 2A2, IO	6.946%	7/25/36	4,651,630	1,514,866	(a)
Lehman Mortgage Trust, 2006-7 1A3, IO	5.156%	11/25/36	9,877,813	1,934,584	(a)
Lehman Mortgage Trust, 2006-7 3A2, IO	6.956%	11/25/36	7,351,863	2,612,826	(a)
Lehman Mortgage Trust, 2007-1 2A3, IO	6.436%	2/25/37	12,804,895	4,498,001	(a)
Lehman XS Trust, 2005-9N 1A1	0.464%	2/25/36	1,564,932	1,324,751	(a)(b)
Lehman XS Trust, 2006-14N 3A2	0.314%	8/25/36	2,650,736	2,055,179	(a)(b)
Lehman XS Trust, 2006-19 A4	0.364%	12/25/36	1,208,346	848,186	(a)(b)
Lehman XS Trust, 2007-8H A1	0.324%	6/25/37	69,749	62,476	(a)(b)
MASTR Adjustable Rate Mortgages Trust, 2004-12 5A1	2.675%	10/25/34	205,615	201,134	(a)(b)
MASTR Adjustable Rate Mortgages Trust, 2006-0A1 1A1	0.404%	4/25/46	396,257	296,760	(a)(b)
MASTR Adjustable Rate Mortgages Trust, 2006-2 4A1	2.699%	2/25/36	103,845	102,439	(a)(b)
MASTR Asset-Backed Securities Trust, 2005-AB1 A5A	5.712%	11/25/35	3,360,000	2,003,571
MASTR Reperforming Loan Trust, 2005-1 1A2	6.500%	8/25/34	897,549	904,207	(c)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	239,545	251,155	(c)
MASTR Reperforming Loan Trust, 2005-1 1A4	7.500%	8/25/34	100,051	105,052	(c)
MASTR Reperforming Loan Trust, 2005-2 1A3	7.500%	5/25/35	15,138	15,883	(c)
MASTR Reperforming Loan Trust, 2006-2 1A1	4.658%	5/25/36	1,828,124	1,727,138	(a)(c)
Merrill Lynch Mortgage Investors Trust, 2005-A2 A5	2.462%	2/25/35	437,691	440,650	(a)(b)
Merrill Lynch Mortgage Investors Trust, 2006-A1 2A1	2.656%	3/25/36	950,424	640,766	(a)(b)
Morgan Stanley Capital Inc., 2003-NC10 M2	2.894%	10/25/33	474,981	455,021	(a)
Morgan Stanley Mortgage Loan Trust, 2004-6AR 2A2	2.848%	8/25/34	489,107	485,600	(a)(b)
Morgan Stanley Mortgage Loan Trust, 2004-7AR B1	2.443%	9/25/34	595,207	287,922	(a)
Morgan Stanley Mortgage Loan Trust, 2005-5AR 4A1	2.752%	9/25/35	3,538,973	2,679,615	(a)(b)
Morgan Stanley Mortgage Loan Trust, 2006-8AR 1A2	0.264%	6/25/36	326,629	159,559	(a)(b)
Morgan Stanley Mortgage Loan Trust, 2007-05AX 2A3	0.424%	2/25/37	1,532,085	877,441	(a)(b)
Morgan Stanley Mortgage Loan Trust, 2007-15AR 4A1	4.647%	11/25/37	1,351,140	1,007,616	(a)(b)
Morgan Stanley Reremic Trust, 2015-R2 1B	0.893%	12/26/46	1,110,781	513,526	(a)(c)
New Century Home Equity Loan Trust, 2004-3 M3	1.259%	11/25/34	890,933	754,721	(a)
Nomura Asset Acceptance Corp., 2004-R3 B2	6.766%	2/25/35	214,315	2	(c)(e)
Nomura Resecuritization Trust, 2014-5R 1A9	11.965%	6/26/35	1,824,273	1,844,522	(a)(b)(c)
Popular ABS Mortgage Pass-Through Trust, 2004-4 M2	5.626%	9/25/34	1,398,477	1,260,904
Prime Mortgage Trust, 2006-DR1 2A1	5.500%	5/25/35	3,256,409	3,125,382	(b)(c)
Provident Bank Home Equity Loan Trust, 2000-2 A1	0.734%	8/25/31	1,393,780	1,074,263	(a)
RAAC Series, 2006-RP3 A	0.469%	5/25/36	654,859	595,055	(a)(c)
RAAC Series, 2007-RP2 A	0.549%	2/25/46	1,016,998	953,782	(a)(c)
Renaissance Home Equity Loan Trust, 2004-3 M1	5.157%	11/25/34	1,068,399	990,346
Renaissance Home Equity Loan Trust, 2006-1 AF5	6.166%	5/25/36	640,000	462,867
Renaissance Home Equity Loan Trust, 2006-2 AV3	0.434%	8/25/36	1,413,195	850,933	(a)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES - (continued)
Renaissance Home Equity Loan Trust, 2007-1 AF3	5.612%	4/25/37	3,204,382	$1,775,519
Renaissance Home Equity Loan Trust, 2007-2 AF1	5.893%	6/25/37	2,639,747	1,379,901
Renaissance Home Equity Loan Trust, 2007-2 AF2	5.675%	6/25/37	454,908	229,516
Renaissance Home Equity Loan Trust, 2007-2 AF5	6.203%	6/25/37	1,956,591	1,079,027
Renaissance Home Equity Loan Trust, 2007-2 AF6	5.879%	6/25/37	3,291,180	1,716,588
Renaissance Home Equity Loan Trust, 2007-3 AF3	7.238%	9/25/37	1,700,382	1,107,029
Residential Accredit Loans Inc., 2005-QA3 CB4	3.350%	3/25/35	2,916,427	1,966,002	(a)(b)
Residential Accredit Loans Inc., 2006-QA01 A11	3.226%	1/25/36	845,478	667,757	(a)(b)
Residential Accredit Loans Inc., 2006-QA01 A31	4.332%	1/25/36	1,982,562	1,557,594	(a)(b)
Residential Accredit Loans Inc., 2006-QA04 A	0.374%	5/25/36	544,833	445,019	(a)(b)
Residential Accredit Loans Inc., 2006-QA10 A2	0.374%	12/25/36	1,002,584	782,155	(a)(b)
Residential Accredit Loans Inc., 2006-QO1 3A1	0.464%	2/25/46	3,786,721	2,348,097	(a)(b)
Residential Accredit Loans Inc., 2006-QO2 A2	0.464%	2/25/46	4,950,469	2,312,651	(a)(b)
Residential Accredit Loans Inc., 2006-QS13 1A2, IO	6.966%	9/25/36	1,067,264	264,654	(a)
Residential Accredit Loans Inc., 2007-QA2 A1	0.324%	2/25/37	526,393	459,578	(a)(b)
Residential Asset Mortgage Products Inc., 2002-RS4 AII	0.834%	8/25/32	273,763	257,535	(a)
Residential Asset Mortgage Products Inc., 2004-RZ4 M7	2.694%	12/25/34	275,812	242,029	(a)(b)
Residential Asset Mortgage Products Inc., 2004-SL3 A3	7.500%	12/25/31	956,727	997,799
Residential Asset Mortgage Products Inc., 2004-SL3 A4	8.500%	12/25/31	123,275	110,600
Residential Asset Mortgage Products Inc., 2005-SL2 A5	8.000%	10/25/31	322,548	319,744
Residential Asset Securities Corp., 2003-KS9 A2B	0.834%	11/25/33	1,062,863	900,833	(a)
Residential Asset Securitization Trust, 2005-A13 1A3	0.664%	10/25/35	224,509	166,917	(a)(b)
Residential Asset Securitization Trust, 2005-A7 A2, IO	7.056%	6/25/35	2,951,480	551,198	(a)
Residential Asset Securitization Trust, 2006-A1 1A6	0.694%	4/25/36	2,357,763	1,445,964	(a)(b)
Residential Asset Securitization Trust, 2006-A1 1A7, IO	5.306%	4/25/36	5,002,425	990,112	(a)
Residential Asset Securitization Trust, 2007-A1 A6, IO	6.862%	3/25/37	5,864,006	1,709,235	(a)
Residential Asset Securitization Trust, 2007-A2 1A1	6.000%	4/25/37	428,682	357,874	(b)
Residential Funding Mortgage Securities I, 2005-SA3 1A	2.859%	8/25/35	1,943,544	1,530,766	(a)(b)
Residential Funding Mortgage Securities I, 2006-S8 A12, IO	5.206%	9/25/36	8,587,144	1,346,902	(a)
Residential Funding Mortgage Securities I, 2006-SA2 4A1	5.768%	8/25/36	506,014	452,292	(a)(b)
Residential Funding Mortgage Securities I, 2007-S6 1A13, IO	5.306%	6/25/37	4,451,115	690,993	(a)
Residential Funding Mortgage Securities II, 2004-HS1 AI6	3.640%	3/25/34	28,394	28,434	(a)(b)
Residential Funding Mortgage Securities II, 2005-HI2 M7	5.810%	5/25/35	399,607	402,525	(b)
Saxon Asset Securities Trust, 2007-3 2A1	0.414%	9/25/47	571,655	561,300	(a)
Structured Agency Credit Risk Debt Notes, 2015-HQ1 B	10.944%	3/25/25	4,319,436	5,081,990	(a)
Structured ARM Loan Trust, 2004-07 A3	0.929%	6/25/34	196,792	185,434	(a)(b)
Structured ARM Loan Trust, 2004-18 1A2	2.566%	12/25/34	655,115	625,974	(a)(b)
Structured ARM Loan Trust, 2005-04 1A1	2.582%	3/25/35	292,476	261,838	(a)(b)
Structured ARM Loan Trust, 2005-04 5A	2.605%	3/25/35	233,923	213,058	(a)(b)
Structured ARM Loan Trust, 2005-07 1A3	2.568%	4/25/35	161,713	153,471	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES - (continued)
Structured ARM Loan Trust, 2005-20 4A2	4.219%	10/25/35	415,485	$16,518	(a)
Structured ARM Loan Trust, 2006-4 4A1	4.416%	5/25/36	400,592	312,894	(a)(b)
Structured ARM Loan Trust, 2006-8 3A5	4.339%	9/25/36	2,235,637	1,784,711	(a)(b)
Structured ARM Loan Trust, 2007-5 2A2	2.618%	6/25/37	1,081,682	630,648	(a)(b)
Structured Asset Investment Loan Trust, 2004-8 M7	2.969%	9/25/34	62,612	56,292	(a)
Structured Asset Investment Loan Trust, 2004-8 M9	3.944%	9/25/34	318,981	112,291	(a)
Structured Asset Mortgage Investments Inc., 2006-AR5 4A1	0.414%	5/25/46	766,512	439,391	(a)(b)
Structured Asset Securities Corp., 2004-20 5A1	6.250%	11/25/34	232,380	239,740	(b)
Structured Asset Securities Corp., 2005-4XS 3M3	5.500%	3/25/35	408,507	4	(e)
Structured Asset Securities Corp., 2005-5 2A2	5.500%	4/25/35	236,253	233,604	(b)
Structured Asset Securities Corp., 2005-RF1 A	0.544%	3/25/35	92,221	77,060	(a)(b)(c)
Structured Asset Securities Corp., 2006-RF3 1A1, PAC-11	6.000%	10/25/36	1,273,380	1,279,133	(c)
Structured Asset Securities Corp., 2006-RF4 2A2	6.000%	10/25/36	2,087,320	1,151,777	(c)
Voyager Countywide Delaware Trust, 2009-1 3QB1, IO	0.457%	3/16/30	919,024	791,481	(a)(b)(c)
Wachovia Mortgage Loan Trust LLC, 2005-B 2A2	2.670%	10/20/35	74,918	68,111	(a)(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2004-AR10 A3	0.744%	7/25/44	104,267	98,764	(a)(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-09 5A4	34.511%	11/25/35	134,525	225,245	(a)(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-10 2A3	1.094%	11/25/35	248,278	179,925	(a)(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-8 1A6	22.572%	10/25/35	476,984	630,874	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR13 A1C3	0.684%	10/25/45	461,426	392,083	(a)(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR18 2A1	2.439%	1/25/36	783,806	700,830	(a)(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2006-AR10 A1	0.294%	12/25/36	659,378	438,734	(a)(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2006-AR15 2A1B	2.159%	11/25/46	712,745	344,269	(a)(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2006-AR16 2A2	2.029%	12/25/36	425,086	374,038	(a)(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2006-AR18 1A1	1.798%	1/25/37	50,783	43,470	(a)(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2007-HY3 4A1	2.420%	3/25/37	170,504	162,026	(a)(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2007-HY7 1A1	2.439%	7/25/37	169,159	137,585	(a)(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2007-HY7 3A1	2.380%	7/25/37	319,601	287,754	(a)(b)
Wells Fargo Alternative Loan Trust, 2007-PA1 A12, IO	5.266%	3/25/37	6,682,144	1,096,927	(a)(e)
Wells Fargo Mortgage Backed Securities Trust, 2005-AR2 2A2	2.619%	3/25/35	162,001	165,248	(a)(b)

Total Residential Mortgage-Backed Securities (Cost - $222,872,168)				242,204,874

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS		VALUE
ASSET-BACKED SECURITIES - 17.3%
Access Group Inc., 2004-A B1	1.699%	7/1/39	1,400,000		$1,170,400	(a)
American Money Management Corp., 2015-16A E	5.874%	4/14/27	2,500,000		2,246,500	(a)(c)
Babson CLO Ltd., 2015-2A E	5.844%	7/20/27	1,500,000		1,347,750	(a)(c)
Bombardier Capital Mortgage Securitization Corp Trust, 1999-A A4	6.475%	3/15/29	2,693,415		2,999,270	(a)
Bombardier Capital Mortgage Securitization Corp. Trust, 1998-B A	6.530%	10/15/28	912,838		954,092	(a)
Bombardier Capital Mortgage Securitization Corp. Trust, 1999-A A3	5.980%	3/15/29	502,990		552,968	(a)
Carlyle Global Market Strategies, 2015-2A D	5.574%	4/27/27	1,250,000		1,092,625	(a)(c)
Credit-Based Asset Servicing and Securitization LLC, 2006-MH1 M1	5.357%	10/25/36	500,000		530,898	(c)
Dryden Senior Loan Fund, 2015-40A E	6.276%	8/15/28	1,300,000		1,190,410	(a)(c)
Firstfed Corp. Manufactured Housing Contract, 1997-2 B	8.110%	5/15/24	489,779		439,219	(c)
GoldenTree Loan Opportunities Ltd., 2015-10A E2	5.518%	7/20/27	1,250,000		1,128,747	(a)(c)
Greenpoint Manufactured Housing, 1999-3 1A7	7.270%	6/15/29	1,186,584		1,172,860	(b)
Greenpoint Manufactured Housing, 1999-3 2A2	3.562%	6/19/29	475,000		413,250	(a)(b)
Greenpoint Manufactured Housing, 1999-4 A2	3.702%	2/20/30	700,000		609,000	(a)(b)
Greenpoint Manufactured Housing, 2000-4 A3	2.200%	8/21/31	25,000		23,672	(a)(b)
Greenpoint Manufactured Housing, 2001-2 IA2	3.691%	2/20/32	425,000		393,394	(a)
Greenpoint Manufactured Housing, 2001-2 IIA2	3.694%	3/13/32	675,000		617,086	(a)
Magnus-Relda Holding Vier GmbH, 1A JNR	7.000%	10/28/24	1,089,000	EUR	1,253,354	(c)(f)
Neuberger Berman CLO Ltd., 2015-19A D	5.538%	7/15/27	2,000,000		1,789,800	(a)(c)
Newcastle Mortgage Securities Trust, 2006-1 M4	0.644%	3/25/36	4,000,000		2,672,576	(a)
Oakwood Mortgage Investors Inc., 2001-E A2	5.050%	12/15/31	3,081,012		2,799,740
Origen Manufactured Housing Contract Trust, 2006-A A2	2.644%	10/15/37	2,192,475		1,982,950	(a)(b)
Origen Manufactured Housing Contract Trust, 2007-A A2	2.645%	4/15/37	2,237,771		2,007,833	(a)(b)
Park Place Securities Inc., 2004-WHQ2 M5	1.919%	2/25/35	3,070,364		2,204,853	(a)
SMB Private Education Loan Trust, 2014-A C	4.500%	9/15/45	2,880,000		2,433,600	(c)
SMB Private Education Loan Trust, 2014-A R	0.000%	9/15/45	6,875		3,093,750	(c)(f)
Social Professional Loan Program LLC, 2014-A RC	0.000%	7/14/2124	700		2,676,471	(c)(e)(f)
Treman Park CLO LLC, 2015-1A E	6.461%	4/20/27	2,800,000		2,651,880	(a)(c)
Voya CLO Ltd., 2015-1A D	5.875%	4/18/27	2,000,000		1,808,000	(a)(c)

Total Asset-Backed Securities (Cost - $43,913,804)					44,256,948

COMMERCIAL MORTGAGE-BACKED SECURITIES - 26.8%
Banc of America Commercial Mortgage Trust, 2007-2 AJ	5.794%	4/10/49	3,000,000		3,003,019	(a)(d)
Bank of America Merrill Lynch Large Loan Inc., 2014-INMZ MZB	8.686%	12/15/19	1,500,000		1,500,000	(a)(c)
BCAP LLC Trust, 2014-RR3 3A2	0.293%	7/26/36	85,000		51,371	(c)
BCAP LLC Trust, 2014-RR3 5A2	0.306%	10/26/36	100,000		60,306	(a)(c)
BLCP Hotel Trust, 2014-CLMZ M	5.935%	8/15/29	1,480,185		1,472,835	(a)(c)
Carefree Portfolio Trust, 2014-CMZB MZB	7.929%	11/15/29	4,000,000		3,986,546	(a)(c)
CD Commercial Mortgage Trust, 2007-CD4 AJ	5.398%	12/11/49	450,000		393,846	(a)
Citigroup Commercial Mortgage Trust, 2015-GC27 E	3.000%	2/10/48	2,000,000		1,260,864	(c)
Citigroup Commercial Mortgage Trust, 2015-GC29 E	4.295%	4/10/48	2,950,000		2,134,689	(a)(c)
Citigroup Commercial Mortgage Trust, 2015-GC29 F	4.295%	4/10/48	1,410,000		803,087	(a)(c)
Commercial Mortgage Trust, 2013-CR09 E	4.400%	7/10/45	3,500,000		2,949,119	(a)(c)
Commercial Mortgage Trust, 2013-CR12 E	5.254%	10/10/46	110,000		97,213	(a)(c)
Commercial Mortgage Trust, 2015-CR25 D	3.949%	8/10/48	100,000		79,573	(a)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
COMMERCIAL MORTGAGE-BACKED SECURITIES - (continued)
Commercial Mortgage Trust, 2015-CR25 E	4.699%	8/10/48	3,000,000		$2,277,000	(a)(c)
Commercial Mortgage Trust, 2015-CR25 F	4.699%	8/10/48	1,400,000		791,700	(a)(c)(e)
Credit Suisse Commercial Mortgage Trust, 2006-C5 AJ	5.373%	12/15/39	411,000		398,845
Credit Suisse European Mortgage Capital Ltd., 2014-1MGN B	7.165%	7/20/22	1,488,722	EUR	1,663,497	(a)(c)
Credit Suisse Mortgage Trust, 2014-USA F	4.373%	9/15/37	1,620,000		1,414,428	(c)
Credit Suisse Mortgage Trust, 2015-Town MZ	9.157%	3/1/28	4,000,000		3,970,000	(c)
DBUBS Mortgage Trust, 2011-LC3A G	3.750%	8/10/44	2,600,000		1,439,113	(c)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K008 X1, IO	1.805%	6/25/20	815,266		47,649	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K034 X3, IO	1.783%	9/25/41	10,200,000		1,147,403	(a)(b)
FREMF Mortgage Trust, 2014-KF04 B	2.532%	6/25/21	1,522,279		1,529,694	(a)(c)
FREMF Mortgage Trust, 2014-KF05 B	4.194%	9/25/22	2,092,122		2,103,466	(a)(c)
GE Business Loan Trust, 2005-1A D	2.927%	6/15/33	939,761		883,163	(a)(c)
GE Business Loan Trust, 2006-1A C	0.627%	5/15/34	279,610		253,925	(a)(c)
GE Business Loan Trust, 2006-2A C	0.587%	11/15/34	1,359,548		1,202,460	(a)(c)
GMAC Commercial Mortgage Securities Inc., 2006-C1 AJ	5.349%	11/10/45	2,000,000		1,972,040	(a)(d)
GS Mortgage Securities Corp., 2010-C1 X, IO	1.613%	8/10/43	13,792,352		792,895	(a)(b)(c)
GS Mortgage Securities Trust, 2006-GG8 AJ	5.622%	11/10/39	190,000		191,695
GS Mortgage Securities Trust, 2013-GC14 F	4.929%	8/10/46	160,000		135,379	(a)(c)
Hyatt Hotel Portfolio Trust, 2014-HYMZ M	6.432%	11/15/16	1,750,000		1,730,296	(a)(c)
JPMBB Commercial Mortgage Securities Trust, 2015-C31 D	4.273%	8/15/48	550,000		449,870	(a)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-CB16 AJ	5.623%	5/12/45	380,000		374,688
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP7 AJ	6.100%	4/15/45	940,000		924,645	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AJ	5.411%	5/15/47	2,290,000		1,982,732
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AJS	5.386%	5/15/47	420,000		359,655	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB18 AJ	5.502%	6/12/47	660,000		653,653	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-CBMZ M	6.432%	10/15/19	1,900,000		1,893,683	(a)(c)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	412,000		406,356	(a)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.193%	9/12/49	1,422,000		1,414,990	(a)(d)
ML-CFC Commercial Mortgage Trust, 2007-9 AJA	6.222%	9/12/49	400,000		398,701	(a)
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C21 E	3.012%	3/15/48	750,000		474,900	(c)
Morgan Stanley Capital I Trust, 2007-IQ13 AJ	5.438%	3/15/44	1,290,000		1,295,384	(d)
Morgan Stanley Capital I Trust, 2007-IQ16 AJ	6.319%	12/12/49	1,590,000		1,523,121	(a)
Motel 6 Trust, 2015-MTL6 F	5.000%	2/5/30	3,000,000		2,886,234	(c)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 G	5.000%	5/10/63	3,130,000		2,151,233	(a)(c)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 H	5.000%	5/10/63	5,510,000		2,187,112	(a)(c)
Wells Fargo Commercial Mortgage Trust, 2013-LC12 E	3.500%	7/15/46	130,000		101,888	(c)
Wells Fargo Commercial Mortgage Trust, 2015-SG1 D	4.620%	12/15/47	400,000		340,640	(a)(d)
WF-RBS Commercial Mortgage Trust, 2011-C4 F	5.000%	6/15/44	3,870,000		3,740,187	(a)(c)
WF-RBS Commercial Mortgage Trust, 2012-C9 E	4.963%	11/15/45	3,500,000		3,198,662	(a)(c)

Total Commercial Mortgage-Backed Securities (Cost - $68,061,655)					68,495,450

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 3.9%
CONSUMER DISCRETIONARY - 1.3%
Household Durables - 1.3%
William Lyon Homes Inc., Senior Notes	8.500%	11/15/20	3,000,000	$3,232,500	(d)

CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.2%
CVS Corp., Pass-Through Trust	9.350%	1/10/23	480,000	570,983	(b)(c)

INDUSTRIALS - 0.0%
Airlines - 0.0%
Air 2 US, Notes	8.027%	10/1/19	102,470	109,643	(b)(c)

MATERIALS - 1.4%
Metals & Mining - 1.4%
Evraz Group SA, Senior Notes	6.750%	4/27/18	2,800,000	2,765,000	(c)(d)
Vedanta Resources PLC, Senior Bonds	8.250%	6/7/21	1,350,000	955,692	(d)(g)

TOTAL MATERIALS				3,720,692

TELECOMMUNICATION SERVICES - 1.0%
Wireless Telecommunication Services - 1.0%
Digicel Group Ltd., Senior Notes	8.250%	9/30/20	2,650,000	2,464,500	(d)(g)

TOTAL CORPORATE BONDS & NOTES (Cost - $10,772,663)				10,098,318

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $345,620,290)				365,055,590

SHORT-TERM INVESTMENTS - 1.6%
Repurchase Agreements - 1.6%
State Street Bank & Trust Co. repurchase agreement dated 9/30/15; Proceeds at maturity - $4,119,000; (Fully collateralized by U.S. government obligations, 2.000% due 10/31/21; Market value - $4,202,494) (Cost - $4,119,000)	0.000%	10/1/15	4,119,000	4,119,000

TOTAL INVESTMENTS - 144.4% (Cost - $349,739,290#)				369,174,590
Liabilities in Excess of Other Assets - (44.4)%				(113,599,329)

TOTAL NET ASSETS - 100.0%				$255,575,261

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(d)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(e)	Illiquid security.

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(g)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
CLO	— Collateral Loan Obligation
EUR	— Euro
IO	— Interest Only
PAC	— Planned Amortization Class
PO	— Principal Only

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Mortgage Defined Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland on December 11, 2009 and is registered as a non-diversified, limited-term, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income. As a secondary investment objective, the Fund will seek capital appreciation. The Fund seeks to achieve its investment objectives by investing primarily in a diverse portfolio of mortgage-backed securities (“MBS”), consisting primarily of non-agency residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”). The Fund intends to liquidate and distribute substantially all of the Fund’s net assets to shareholders on or about March 1, 2022.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Residential mortgage-backed securities	—	$242,204,874	—	$242,204,874
Asset-backed securities	—	36,211,123	$8,045,825	44,256,948
Commercial mortgage-backed securities	—	62,861,953	5,633,497	68,495,450
Corporate bonds & notes:
Industrials	—	—	109,643	109,643
Other corporate bonds & notes	—	9,988,675	—	9,988,675

Total long-term investments		$351,266,625	$13,788,965	$365,055,590

Short-term investments†	—	4,119,000	—	4,119,000

Total investments	—	$355,385,625	$13,788,965	$369,174,590

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Futures contracts	$109,198	—	—	$109,198
Forward foreign currency contracts	—	$80,003	—	80,003

Total	$109,198	$80,003	—	$189,201

†	See Schedule of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

				CORPORATE BOND & NOTES
INVESTMENTS IN SECURITIES	RESIDENTIAL MORTGAGE- BACKED SECURITIES	ASSET-BACKED SECURITIES	COMMERCIAL MORTGAGE- BACKED SECURITIES	INDUSTRIALS	TOTAL
Balance as of December 30, 2014	$2,007,750	—	$5,499,482	—	$7,507,232
Accrued premiums/discounts	68,144	—	202,002	—	270,146
Realized gain (loss)	—	—	—	—	—
Change in unrealized appreciation (depreciation)[1]	301,659	—	136,861	—	438,520
Purchases	—	—	3,970,000	—	3,970,000
Sales	—	—	—	—	—
Transfers into Level 3[2]	—	$8,045,825	1,663,497	$109,643	9,818,965
Transfers out of Level 3[3]	(2,377,553)	—	(5,838,345)	—	(8,215,898)

Balance as of September 30, 2015	—	$8,045,825	$5,633,497	$109,643	$13,788,965

Net change in unrealized appreciation (depreciation) for investments in securities still held at September 30, 2015[1]
	—	—	$(15,509)	—	$(15,509)

Notes to Schedule of Investments (unaudited) (continued)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

2. Investments

At September 30, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$26,444,030
Gross unrealized depreciation	(7,008,730)

Net unrealized appreciation	$19,435,300

At September 30, 2015, the Fund had the following open reverse repurchase agreements:

Counterparty	Rate	Effective Date	Maturity Date		Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value
Barclays Capital Inc.	1.703%	9/2/15	10/2/15		$221,154	Commercial mortgage-backed securities	$340,640
Barclays Capital Inc.	1.892%	7/20/15	10/21/15		1,883,007	Commercial mortgage-backed securities	2,710,374
Barclays Capital Inc.	1.042%	7/21/15	10/21/15		1,441,785	Residential mortgage-backed securities	2,154,402
Barclays Capital Inc.	1.000%	9/24/15	10/27/15		2,497,500	Corporate bonds & notes	3,232,500
Credit Suisse	0.750%	6/26/13	TBD	**	1,990,450	Corporate bonds & notes	2,185,500
						Cash	106,427
Credit Suisse	0.850%	6/23/14	TBD	**	2,217,600	Corporate bonds & notes	2,765,000
						Cash	118,573
Deutsche Bank AG	0.750%	3/10/14	TBD	**	1,101,600	Corporate bonds & notes	955,692
Deutsche Bank AG	1.754%	9/8/15	10/8/15		4,389,000	Commercial mortgage-backed securities	4,975,059
Deutsche Bank AG	1.803%	9/3/15	10/5/15		287,000	Commercial mortgage-backed securities	449,870

					$16,029,096		$19,994,037

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.

**	TBD — To Be Determined; These reverse repurchase agreements have no maturity dates because they are renewed daily and can be terminated by either the Fund or the counterparty in accordance with the terms of the agreements.

Notes to Schedule of Investments (unaudited) (continued)

At September 30, 2015, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Depreciation
Contracts to Sell:
Euro-Bund	5	12/15	$856,913	$872,633	$(15,720)
U.S. Treasury 5-Year Notes	10	12/15	1,197,694	1,205,156	(7,462)
U.S. Treasury 10-Year Notes	89	12/15	11,371,343	11,457,359	(86,016)

Net unrealized depreciation on open futures contracts					$(109,198)

At September 30, 2015, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD	2,757,855	EUR	2,538,059	Citibank, N.A.	11/13/15	$(80,003)

Abbreviations used in this table:

EUR	— Euro
USD	— United States Dollar

3. Recent accounting pronouncement

The Fund has adopted the disclosure provisions of Financial Accounting Standards Board Accounting Standards Update No. 2014-11 (“ASU No. 2014-11”), Transfers and Servicing (Topic 860) Repurchase-to-Maturity Transactions, Repurchase Financings and Disclosures. ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in repurchase agreements and similar transactions that are accounted for as secured borrowings.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Mortgage Defined Opportunity Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 20, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	November 20, 2015